FAIR VALUE MEASUREMENTS - Market assumptions for valuation of the public warrants (Details)	Mar. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	May 05, 2025 Y $ / shares	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Fair value of warrants | $	$ 3,484,000	$ 3,378,000		$ 1,148,000
Cartesian Growth Corporation III | Public and Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]			us-gaap:MonteCarloModelMember
Cartesian Growth Corporation III | Public and Private Placement Warrants | Volatility
FAIR VALUE MEASUREMENTS
Warrant, measurement input			0.057
Cartesian Growth Corporation III | Public and Private Placement Warrants | Risk free rate
FAIR VALUE MEASUREMENTS
Warrant, measurement input			0.0379
Cartesian Growth Corporation III | Public and Private Placement Warrants | Market implied likelihood of completing a Business Combination
FAIR VALUE MEASUREMENTS
Warrant, measurement input			0.172
Cartesian Growth Corporation III | Public and Private Placement Warrants | Share price
FAIR VALUE MEASUREMENTS
Warrant, measurement input | $ / shares			9.886
Cartesian Growth Corporation III | Public and Private Placement Warrants | Weighted terms (Yrs)
FAIR VALUE MEASUREMENTS
Warrant, measurement input | Y			2.86
Cartesian Growth Corporation III | Public Warrants
FAIR VALUE MEASUREMENTS
Fair value of warrants | $	$ 3,132,600	$ 3,132,600
Par value per warrant | $ / shares	$ 0.227	$ 0.227
Cartesian Growth Corporation III | Private Warrants
FAIR VALUE MEASUREMENTS
Fair value of warrants | $	$ 1,567,638
Par value per warrant | $ / shares	$ 0.231